LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [abstract]
Loss attributable to ordinary equity holders of the parent, used in the basic earnings per share calculation	$ (177,026)	$ (518,254)	$ (446,349)
Loss attributable to ordinary equity holders of the parent, used in the diluted earnings per share calculation	$ (177,026)	$ (518,254)	$ (446,349)
Weighted average number of ordinary shares in issue during the year used in the basic earnings per share calculation (in shares)	365,702,143	352,165,418	318,083,913
Weighted average number of ordinary shares in issue during the year used in the diluted earnings per share calculation (in shares)	365,702,143	352,165,418	318,083,913